Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	May 31, 2018 CNY (¥)
Debt Instrument [Line Items]
Short term loan from bank									¥ 5,000
Debt instrument, fixed interest rate									3.60%
Proceeds from short-term borrowings	¥ 5,000	¥ 0	$ 0	¥ 5,000	$ 785	¥ 0
Short-term borrowings	7,370	¥ 2,370		7,370			$ 372
Short-term Debt, Percentage Bearing Fixed Interest Rate		5.00%					5.00%
Two Third-Party Individuals
Debt Instrument [Line Items]
Short-term borrowings	2,370			2,370				$ 372
China Merchants Bank [Member] | Two Year Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, fixed interest rate		4.28%				4.28%	4.28%
Line of credit facility, maximum borrowing capacity										¥ 33,000
Proceeds from lines of credit		¥ 18,208				¥ 14,720
Line of credit facility, annual principal payment		32,928	$ 5,167
Zhongguancun Technology Leasing Co LTD [Member] | Three Year Financing Agreement [Member] | Machinery And Laboratory Equipment [Member]
Debt Instrument [Line Items]
Debt instrument, fixed interest rate											5.80%
Debt instrument, collateral amount											¥ 32,405
Zhongguancun Technology Leasing Co LTD [Member] | Three Year Financing Agreement [Member] | Machinery And Laboratory [Member]
Debt Instrument [Line Items]
Debt Instrument Principal Payment	¥ 7,312	¥ 6,770		¥ 7,312		¥ 7,312	$ 1,062